Compensation of key management	12 Months Ended
Dec. 31, 2020
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Compensation of key management

19Compensation of key management

Key management includes the Corporation’s Directors, Chief Executive Officer, Chief Financial Officer, and Chief Medical Officer. Compensation awarded to key management is summarized as follows:

	2020	2019
	$	$

Salaries and other benefits	2,306	1,970
Stock-based compensation (non-cash)	1,288	1,290
	3,594	3,260